Summary of Significant Accounting Policies - Schedule of Exchange Rates Consolidated Financial Statements (Details)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Year-end spot rate [Member]
Schedule of Exchange Rates Consolidated Financial Statements [Line Items]
Exchange rates	7.7833	7.7677
Average rate [Member]
Schedule of Exchange Rates Consolidated Financial Statements [Line Items]
Exchange rates	7.7956	7.803	7.8292